NOTE 8. Components of the net investment in direct financing and sales-type leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Minimum lease payments receivable	$ 261,652	$ 503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)
Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)
Net investment in direct financing and sales-type leases, net of current maturities	$ 38,739	$ 114,447